Convertible Notes Liabilities (Details) - USD ($)		6 Months Ended
	Aug. 13, 2025	Jun. 30, 2026	Dec. 31, 2025
Convertible Notes Liabilities [Line Items]
Outstanding amount		$ 5,476,426	$ 2,930,281
Securities Purchase Agreements [Member] | Senior Secured Convertible Notes [Member] | Alumni Capital LP [Member]
Convertible Notes Liabilities [Line Items]
Principal amount	$ 61,200,000
Tranche One [Member] | Securities Purchase Agreements [Member] | Senior Secured Convertible Notes [Member] | Alumni Capital LP [Member]
Convertible Notes Liabilities [Line Items]
Principal amount	3,000,000
Issuance of convertible notes		3,000,000
Tranche Two [Member] | Securities Purchase Agreements [Member] | Senior Secured Convertible Notes [Member] | Alumni Capital LP [Member]
Convertible Notes Liabilities [Line Items]
Principal amount	4,200,000
Issuance of convertible notes		4,200,000
Outstanding amount		2,040,000.00
Tranche Three [Member] | Securities Purchase Agreements [Member] | Senior Secured Convertible Notes [Member] | Alumni Capital LP [Member]
Convertible Notes Liabilities [Line Items]
Principal amount	$ 54,000,000
Issuance of convertible notes		$ 4,800,000
Tranche Four [Member] | Securities Purchase Agreements [Member] | Senior Secured Convertible Notes [Member] | Alumni Capital LP [Member]
Convertible Notes Liabilities [Line Items]
Original principal amount			$ 4,800,000